As filed with the Securities and Exchange Commission on February 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E Wisconsin Avenue, Fl 4
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March  31

Date of reporting period:  December 31, 2011

Item 1. Schedule of Investments.
HODGES FUND

SCHEDULE OF INVESTMENTS at December 31, 2011 (Unaudited)

Shares			Value
COMMON STOCKS: 89.5%
Apparel Manufacturing: 4.1%
200,000		Crocs, Inc. *	$2,954,000
965,900		Heelys, Inc. *1	1,786,915
35,000		Oxford Industries, Inc.	1,579,200
			6,320,115
Food Services: 9.4%
500,000		Krispy Kreme Doughnuts, Inc. *	3,270,000
1,345,000		Luby's, Inc. * 2	6,065,950
530,000		Rocky Mountain Chocolate Factory, Inc.1, 2	4,526,200
			13,862,150
General Manufacturing: 23.1%
791,100		A.T. Cross Co. - Class A *1	8,923,608
30,000		CARBO Ceramics, Inc.	3,699,900
100,000		Cummins, Inc.	8,802,000
220,000		Texas Industries, Inc.	6,771,600
100,000		Trinity Industries, Inc.	3,006,000
75,000		Westport Innovations, Inc. *	2,493,000
70,000		ZAGG, Inc. *	494,900
			34,191,008
Internet Services: 2.0%
130,000		Ancestry.com, Inc. *	2,984,800
Mining, Oil & Gas Extraction: 23.5%
100,000		Freeport-McMoRan Copper & Gold, Inc.	3,679,000
200,000		Halliburton Co.	6,902,000
1,800,000		HyperDynamics Corp. *	4,410,000
130,000		National Oilwell Varco, Inc.	8,838,700
1,100,000		SandRidge Energy, Inc. *	8,976,000
50,000		Transocean Ltd.	1,919,500
			34,725,200
Movie Production & Theaters: 1.2%
100,000		Cinemark Holdings, Inc.	1,849,000
Publishing Industries: 12.7%
1,020,000		A.H. Belo Corp. - Class A1,2	4,845,000
2,228,000		Belo Corp. *	14,036,400
			18,881,400
Retail: 2.3%
300,000		Chico's FAS, Inc.	3,342,000
Transportation & Warehousing: 11.2%
25,000		Bristow Group, Inc.	1,184,750
221,200		Frozen Food Express Industries, Inc. *	285,348
240,000		United Continental Holdings, Inc. *	4,528,800
100,000		Union Pacific Corp.	10,594,000
			16,592,898
TOTAL COMMON STOCKS
(Cost $130,394,821)			132,748,571

PARTNERSHIP & TRUST: 9.8%
Land Ownership & Leasing: 9.8%
362,600		Texas Pacific Land Trust1, 2	14,522,130
TOTAL PARTNERSHIP & TRUST
(Cost $10,187,390)			14,522,130

WARRANT: 0.0%
Food Services: 0.0%
2,214		Krispy Kreme Doughnuts, Inc., Expiration: March, 2012*	77
TOTAL WARRANT
(Cost $0)			77

Contracts (100 shares per contract)
CALL OPTIONS PURCHASED: 1.7%
Internet Services: 0.0%
100		Amazon.com, Inc.,
		Expiration: January, 2012, Exercise Price: $200.00	3,500
Transportation Equipment: 1.7%
1,000		The Boeing Co., Expiration: January, 2012, Exercise Price: $60.00	1,345,000

500		The Boeing Co., Expiration: May, 2012, Exercise Price: $50.00	1,183,750
			2,528,750
TOTAL CALL OPTIONS PURCHASED
(Cost $2,428,070)			2,532,250

Shares
SHORT-TERM INVESTMENT: 0.0%
Money Market Fund: 0.0%
1,546		Fidelity Money Market Portfolio - Select Class, 0.143%3	1,546
TOTAL SHORT-TERM INVESTMENT
(Cost $1,546)			1,546

TOTAL INVESTMENTS IN SECURITIES: 101.0%
(Cost $143,011,827)			149,804,574
Liabilities in Excess of Other Assets: (1.0)%			(1,484,175)
TOTAL NET ASSETS: 100.0%			$148,320,399

	*	Non-income producing security.
	1	Affiliated company as defined by the Investment Company Act of 1940.
	2	A portion of this security is considered illiquid. As of December 31, 2011, the total market value of the investments considered illiquid were $8,268,800 or 5.57% of total net assets.
	3	7-day yield as of December 31, 2011.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

Cost of investments			$143,268,637
Gross unrealized appreciation			27,761,860
Gross unrealized depreciation			(21,225,923)
Net unrealized appreciation			$6,535,937

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annural and annual report.

Hodges Fund

Summary of Fair Value Exposure at December 31, 2011 (Unaudited)

Hodges Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2011:

Description	Level 1	Level 2	Level 3	Total

Common Stocks^	$132,748,571	$-	$-	$132,748,571
Partnership & Trust^	14,522,130	-	-	14,522,130
Warrant^	77	-	-	77
Call Options Purchased^	2,532,250	-	-	2,532,250
Short-Term Investment	1,546	-	-	1,546
Total Investments in Securities	$149,804,574	$-	$-	$149,804,574

^ See Schedule of Investments for industry breakout.

HODGES EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at December 31, 2011 (Unaudited)

Shares			Value
COMMON STOCKS: 93.7%
Chemical Manufacturing: 2.9%
9,000		E.I. du Pont de Nemours & Co.	$412,020
Computer & Electronic Products: 7.5%
3,000		International Business Machines Corp.	551,640
40,000		Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	516,400
			1,068,040
Food & Beverage Products: 9.2%
6,000		The Coca-Cola Co.	419,820
3,000		J.M. Smucker Co.	234,510
7,000		Kraft Foods, Inc.	261,520
6,000		PepsiCo, Inc.	398,100
			1,313,950
Food Services: 4.2%
6,000		McDonald's Corp.	601,980
General Manufacturing: 9.3%
5,000		Abbott Laboratories	281,150
2,000		Caterpillar, Inc.	181,200
20,000		Intel Corp.	485,000
5,000		Kimberly-Clark Corp.	367,800
			1,315,150
Household Products: 2.8%
6,000		Procter & Gamble Co.	400,260
Industrial: 3.2%
25,000		General Electric Co.	447,750
Information: 4.5%
15,000		Telefonica S A - ADR	257,850
5,000		Parker Hannifin Corp.	381,250
			639,100
Mining, Oil & Gas Extraction: 8.3%
5,000		Cliffs Natural Resources, Inc.	311,750
4,500		Diamond Offshore Drilling, Inc.	248,670
6,000		Freeport-McMoRan Copper & Gold, Inc.	220,740
5,000		Targa Resources Corp.	203,450
5,000		Transocean Ltd.	191,950
			1,176,560
Movie Production & Theaters: 2.6%
20,000		Cinemark Holdings, Inc.	369,800
Petroleum Products: 6.4%
3,000		Chevron Corp.	319,200
7,000		Exxon Mobil Corp.	593,320
			912,520
Pharmaceuticals: 8.1%
5,000		Eli Lilly & Co.	207,800
7,000		Johnson & Johnson	459,060
13,000		Merck & Co., Inc.	490,100
			1,156,960
Retail: 2.1%
7,000		The Home Depot, Inc.	294,280
Telecommunications: 7.0%
12,000		AT&T, Inc.	362,880
4,000		CenturyLink, Inc.	148,800
12,000		Verizon Communications, Inc.	481,440
			993,120
Transportation & Warehousing: 5.1%
2,000		Norfolk Southern Corp.	145,720
5,500		Union Pacific Corp.	582,670
			728,390
Transportation Equipment: 3.6%
7,000		The Boeing Co.	513,450
Utilities: 6.9%
4,000		Atmos Energy Corp.	133,400
12,000		CenterPoint Energy, Inc.	241,080
16,000		Duke Energy Corp.	352,000
6,000		Exelon Corp.	260,220
			986,700
TOTAL COMMON STOCKS
(Cost $12,019,736)			13,330,030
PARTNERSHIPS & TRUSTS: 4.7%
Real Estate Investment Trusts: 4.7%
7,000		HCP, Inc.	290,010
15,000		Mesabi Trust	376,500
			666,510
TOTAL PARTNERSHIPS & TRUSTS
(Cost $656,129)			666,510

Principal
CORPORATE BOND: 1.6%
General Manufacturing: 1.6%
$250,000		Texas Industries, Inc., 9.25%, 8/15/20	225,000
TOTAL CORPORATE BOND
(Cost $222,860)			225,000

Shares
SHORT-TERM INVESTMENT: 0.7%
Money Market Fund: 0.7%
103,696		Fidelity Money Market Portfolio - Select Class, 0.143%1	103,696
TOTAL SHORT-TERM INVESTMENT
(Cost $103,696)			103,696

TOTAL INVESTMENTS IN SECURITIES: 100.7%
(Cost $13,002,421)			14,325,236
Liabilities in Excess of Other Assets: (0.7)%			(102,997)
TOTAL NET ASSETS: 100.0%			$14,222,239

	ADR	- American Depository Receipt
	1	7-day yield as of December 31, 2011.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

Cost of investments			$13,002,421
Gross unrealized appreciation			1,591,510
Gross unrealized depreciation			(268,695)
Net unrealized appreciation			$1,322,815

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual report.

Hodges Equity Income Fund

Summary of Fair Value Exposure at December 31, 2011 (Unaudited)

Hodges Equity Income Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2011:

Description	Level 1	Level 2	Level 3	Total

Common Stocks^	$13,330,030	$-	$-	$13,330,030
Partnerships & Trusts^	666,510	-	-	666,510
Corporate Bond^		225,000	-	225,000
Short-Term Investment	103,696	-	-	103,696
Total Investments in Securities	$14,100,236	$225,000	$-	$14,325,236

^ See Schedule of Investments for industry breakout.

HODGES PURE CONTRARIAN FUND

SCHEDULE OF INVESTMENTS at December 31, 2011 (Unaudited)

Shares			Value
COMMON STOCKS: 96.5%
Apparel Manufacturing: 10.5%
15,000		Crocs, Inc. *	$221,550
12,000		G-III Apparel Group Ltd. *	298,920
105,000		Heelys, Inc. *1	194,250
			714,720
Basic Materials Manufacturing: 5.1%
25,200		Commercial Metals Co.	348,516
Computer & Electronic Products: 2.4%
217,379		Intrusion, Inc. *1,2	163,034
Construction: 5.1%
55,000		PulteGroup, Inc. *	347,050
Food & Beverage Manufacturing: 8.6%
30,000		Dean Foods Co. *	336,000
46,000		Smart Balance, Inc. *	246,560
			582,560
Food Services: 10.5%
70,000		Krispy Kreme Doughnuts, Inc. *	457,800
57,000		Luby's, Inc. *1	257,070
			714,870
General Manufacturing: 13.2%
18,000		Encore Wire Corp.	466,200
15,000		Manitowoc Co., Inc.	137,850
7,500		Texas Industries, Inc.	230,850
9,000		ZAGG, Inc. *	63,630
			898,530
Mining, Oil & Gas Extraction: 20.6%
7,000		BP PLC - ADR	299,180
25,000		Harry Winston Diamond Corp. *	266,250
73,000		HyperDynamics Corp. *	178,850
50,000		SandRidge Energy, Inc. *	408,000
6,500		Transocean Ltd.	249,535
			1,401,815
Publishing Industries: 8.8%
60,000		A.H. Belo Corp. - Class A1	285,000
50,000		Belo Corp.	315,000
			600,000
Retail: 2.5%
15,000		Chico's FAS, Inc.	167,100
Transportation & Warehousing: 9.2%
40,000		Delta Air Lines, Inc. *	323,600
35,000		Southwest Airlines Co.	299,600
			623,200
TOTAL COMMON STOCKS
(Cost $7,058,835)			6,561,395

PARTNERSHIP & TRUST: 3.0%
Land Ownership & Leasing 3.0%
5,000		Texas Pacific Land Trust1	200,250
TOTAL PARTNERSHIP & TRUST
(Cost $170,372)			200,250

SHORT-TERM INVESTMENT: 0.5%
Money Market Fund: 0.5%
36,849		Fidelity Money Market Portfolio - Select Class, 0.143%3	36,849
TOTAL SHORT-TERM INVESTMENT
(Cost $36,849)			36,849

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $7,266,056)			6,798,494
Liabilities in Excess of Other Assets: 0.0%			(3,104)
TOTAL NET ASSETS: 100.0%			$6,795,390

	*	Non-income producing security.
	ADR -	American Depository Receipt
	1	Affiliated Company as defined by the Investment Company Act of 1940.
	2	A portion of this security is considered illiquid. As of December 31, 2011, the total market value of the investments considered illiquid were $128,205 or 1.89% of total net assets.
	3	7-day yield as of December 31, 2011.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

Cost of investments			$7,266,056
Gross unrealized appreciation			296,018
Gross unrealized depreciation			(763,580)
Net unrealized depreciation			$(467,562)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual report.

Hodges Pure Contrarian

Summary of Fair Value Exposure at December 31, 2011 (Unaudited)

Hodges Pure Contrarian Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2011:

Description	Level 1	Level 2	Level 3	Total

Common Stocks^	$6,561,395	$-	$-	$6,561,395
Partnership & Trust^	200,250	-	-	200,250
Short-Term Investment	36,849	-	-	36,849
Total Investments in Securities	$6,798,494	$-	$-	$6,798,494

^ See Schedule of Investments for industry breakout.

HODGES BLUE CHIP 25 FUND

SCHEDULE OF INVESTMENTS at December 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 93.9%
Basic Materials Manufacturing: 1.0%
2,000	United States Steel Corp.	$52,920
Computer & Electronic Products: 7.8%
2,000	International Business Machines Corp.	367,760
2,500	Microsoft Corp.	64,900
		432,660
Food & Beverage Products: 13.4%
4,000	The Coca-Cola Co.	279,880
5,000	The Hershey Co.	308,900
2,000	J.M. Smucker Co.	156,340
		745,120
Household Products: 3.6%
3,000	Procter & Gamble Co.	200,130
Internet Services: 3.4%
1,100	Amazon.com, Inc. *	190,410
Medical Equipment Manufacturing: 7.5%
900	Intuitive Surgical, Inc. *	416,709
Mining, Oil & Gas Extraction: 16.6%
8,000	Halliburton Co.	276,080
4,000	National Oilwell Varco, Inc.	271,960
2,500	Schlumberger Ltd.	170,775
5,500	Transocean Ltd.	211,145
		929,960
Petroleum Products: 8.2%
1,500	Chevron Corp.	159,600
3,500	Exxon Mobil Corp.	296,660
		456,260
Pharmaceuticals: 4.7%
4,000	Johnson & Johnson	262,320
Retail: 16.8%
4,000	Costco Wholesale Corp.	333,280
7,500	The Home Depot, Inc.	315,300
4,800	Wal-Mart Stores, Inc.	286,848
		935,428
Transportation & Warehousing: 5.0%
2,600	Union Pacific Corp.	275,444
Transportation Equipment: 5.9%
4,500	The Boeing Co.	330,075
TOTAL COMMON STOCKS
(Cost $4,805,148)		5,227,436

PARTNERSHIP & TRUST: 3.6%
Land Ownership & Leasing: 3.6%
5,000	Texas Pacific Land Trust1	200,250
TOTAL PARTNERSHIP & TRUST
(Cost $169,793)		200,250

SHORT-TERM INVESTMENT: 3.2%
Money Market Fund: 3.2%
180,615	Fidelity Money Market Portfolio - Select Class, 0.143%2	180,615
TOTAL SHORT-TERM INVESTMENT
(Cost $180,615)		180,615

TOTAL INVESTMENTS IN SECURITIES: 100.7%
(Cost $5,155,556)		5,608,301
Liabilities in Excess of Other Assets: (0.7)%		(41,240)
TOTAL NET ASSETS: 100.0%		$5,567,061

	* Non-income producing security.
	1 Affiliated company as defined by the Investment Company Act of 1940.
	2 7-day yield as of December 31, 2011.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

Cost of investments		$5,155,556
Gross unrealized appreciation		800,412
Gross unrealized depreciation		(347,667)
Net unrealized appreciation		$452,745

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual report.

Hodges Blue Chip 25 Fund

Summary of Fair Value Exposure at December 31, 2011 (Unaudited)

Hodges Blue Chip 25 Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2011:

Description	Level 1	Level 2	Level 3	Total

Common Stocks^	$5,227,436	$-	$-	$5,227,436
Partnership & Trust^	200,250	-	-	200,250
Short-Term Investment	180,615	-	-	180,615
Total Investments in Securities	$5,608,301	$-	$-	$5,608,301

^ See Schedule of Investments for industry breakout.

HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at December 31, 2011 (Unaudited)

Shares			Value
COMMON STOCKS: 93.7%
Administrative, Support & Waste Management Services: 1.6%
80,000		The Geo Group, Inc. *	$1,340,000
Apparel Manufacturing: 7.1%
85,000		Crocs, Inc. *	1,255,450
300,000		Heelys, Inc. *1	555,000
16,000		Michael Kors Holdings Ltd. *	436,000
50,000		Oxford Industries, Inc.	2,256,000
40,000		Steven Madden Ltd. *	1,380,000
			5,882,450
Basic Materials Manufacturing: 1.7%
100,000		Commercial Metals Co.	1,383,000
Computer & Electronic Products: 5.6%
120,000		Cirrus Logic, Inc. *	1,902,000
15,000		FARO Technologies, Inc. *	690,000
100,000		Interphase Corp. *	452,000
130,000		Omnivision Technologies, Inc. *	1,590,550
			4,634,550
Construction: 1.2%
65,000		Primoris Services Corp.	970,450
Electrical Equipment: 1.4%
25,000		AZZ, Inc.	1,136,000
Finance & Insurance: 1.5%
50,000		Hallmark Financial Services, Inc. *	349,500
125,000		SWS Group, Inc.	858,750
			1,208,250
Food & Beverage Manufacturing: 8.1%
40,000		Cal-Maine Foods, Inc.	1,462,800
200,000		Dean Foods Co. *	2,240,000
45,000		Diamond Foods, Inc.	1,452,150
300,000		Smart Balance, Inc. *	1,608,000
			6,762,950
Furniture Manufacturing: 1.9%
30,000		Tempur-Pedic International, Inc. *	1,575,900
General Manufacturing: 20.3%
100,000		Alamo Group, Inc.	2,693,000
155,000		A.T. Cross Co. - Class A *1	1,748,400
75,000		Encore Wire Corp.	1,942,500
80,000		GrafTech International Ltd. *	1,092,000
40,000		LSB Industries, Inc. *	1,121,200
35,000		Texas Industries, Inc.	1,077,300
100,000		Titan Machinery, Inc. *	2,173,000
80,000		Trinity Industries, Inc.	2,404,800
65,000		Westport Innovations, Inc. *	2,160,600
60,000		Zoltek Companies, Inc. *	457,200
			16,870,000
Medical Equipment & Supplies: 1.5%
50,000		MAKO Surgical Corp. *	1,260,500
Mining, Oil & Gas Extraction: 9.6%
50,000		Atwood Oceanics, Inc. *	1,989,500
100,000		Crosstex Energy, Inc.	1,264,000
75,000		Forest Oil Corp. *	1,016,250
150,000		Kodiak Oil & Gas Corp. *	1,425,000
250,000		HyperDynamics Corp. *	612,500
200,000		SandRidge Energy, Inc. *	1,632,000
			7,939,250
Movie Production & Theaters: 0.9%
40,000		Cinemark Holdings, Inc.	739,600
Automotive Repair & Maintenance: 1.4%
30,000		Monro Muffler Brake, Inc.	1,163,700
Pharmaceutical Services: 1.2%
50,000		Parexel International Corp. *	1,037,000
Publishing Industries: 1.5%
200,000		Belo Corp.	1,260,000
Retail: 14.0%
60,000		America's Car-Mart, Inc. *	2,350,800
50,000		Hibbett Sports, Inc. *	2,259,000
50,000		Jos. A. Bank Clothiers, Inc. *	2,438,000
120,000		Sally Beauty Holdings, Inc. *	2,535,600
80,000		Shoe Carnival, Inc. *	2,056,000
			11,639,400
Transportation & Warehousing: 13.2%
35,000		Bristow Group, Inc.	1,658,650
40,000		Kansas City Southern *	2,720,400
45,000		Kirby Corp. *	2,962,800
30,000		Old Dominion Freight Line, Inc. *	1,215,900
91,500		Saia, Inc. *	1,141,920
250,000		U.S. Airways Group, Inc. *	1,267,500
			10,967,170
TOTAL COMMON STOCKS
(Cost $68,339,227)			77,770,170

PARTNERSHIPS & TRUSTS: 3.0%
Land Ownership & Leasing: 1.9%
40,000		Texas Pacific Land Trust1	1,602,000
Real Estate Investment Trust: 1.1%
300,000		FelCor Lodging Trust, Inc. *	915,000
TOTAL PARTNERSHIPS & TRUSTS
(Cost $2,044,357)			2,517,000

SHORT-TERM INVESTMENT: 3.1%
Money Market Fund: 3.1%
2,615,890		Fidelity Money Market Portfolio - Select Class, 0.14%2	2,615,890
TOTAL SHORT-TERM INVESTMENT
(Cost $2,615,890)			2,615,890

TOTAL INVESTMENTS IN SECURITIES: 99.8%
(Cost $72,999,474)			82,903,060
Other Assets in Excess of Liabilities: 0.2%			170,431
TOTAL NET ASSETS: 100.0%			$83,073,491

	*	Non-income producing security.
	1	Affiliated company as defined by the Investment Company Act of 1940.
	2	7-day yield as of December 31, 2011.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

Cost of investments			$73,193,783
Gross unrealized appreciation			12,896,908
Gross unrealized depreciation			(3,187,631)
Net unrealized appreciation			$9,709,277

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual report.

Hodges Small Cap Fund

Summary of Fair Value Exposure at December 31, 2011 (Unaudited)

Hodges Small Cap Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2011:

Description	Level 1	Level 2	Level 3	Total

Common Stocks^	$77,770,170	$-	$-	$77,770,170
Partnerships & Trusts^	2,517,000	-	-	2,517,000
Short-Term Investment	2,615,890	-	-	2,615,890
Total Investments in Securities	$82,903,060	$-	$-	$82,903,060

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title /s/ Eric W. Falkeis
                                                Eric W. Falkeis, President

Date   February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                    Eric W. Falkeis, President

Date   February 27, 2012

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date   February 27, 2012

* Print the name and title of each signing officer under his or her signature.